Cover	Feb. 20, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2024
Entity File Number	001-40915
Entity Registrant Name	PepperLime Health Acquisition Corporation
Entity Central Index Key	0001873324
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	548 Market Street
Entity Address, Address Line Two	Suite 97425
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	263-9939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofone Class Aordinaryshare Dollar 0. 0001parvalueandonehalfofoneredeemable [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	PEPLU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	PEPL
Security Exchange Name	NASDAQ
Warrantseachwholewarrantexercisableforone Class Aordinaryshares [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PEPLW
Security Exchange Name	NASDAQ